Capital and Funding - Reconciliation of Liabilities Arising from Financing Activities (Parenthetical) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [Line Items]
Cash movement	€ 8,860	€ 1,788
Overdrafts [member]
Disclosure of financial liabilities [Line Items]
Cash movement	€ 1	€ 17